Expense Example - FidelityDefinedMaturityFunds-RetailComboPRO - FidelityDefinedMaturityFunds-RetailComboPRO - Fidelity Municipal Income 2025 Fund - Fidelity Municipal Income 2025 Fund	Aug. 29, 2023 USD ($)
Expense Example:
1 year	$ 41
3 years	128
5 years	224
10 years	$ 505